Components of Debt (Parenthetical) (Detail)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
0.25% Convertible Senior Note Due 2022
Line Of Credit Facility [Line Items]
Debt instrument, interest rate	0.25%
London Interbank Offered Rate (LIBOR) | Term Loans
Line Of Credit Facility [Line Items]
Debt instrument, rate added on variable rate	1.75%	1.50%
London Interbank Offered Rate (LIBOR) | Line of credit
Line Of Credit Facility [Line Items]
Debt instrument, rate added on variable rate	1.75%	1.50%
London Interbank Offered Rate (LIBOR) | Yen denominated line of credit
Line Of Credit Facility [Line Items]
Debt instrument, rate added on variable rate	1.75%	0.625%